Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	50,000
Preferred stock, shares outstanding	0	0	50,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	4,500,000,000	4,500,000,000	4,500,000,000
Common stock, shares issued	11,612,729	11,373,793	10,818,522
Common stock, shares outstanding	11,612,729	11,373,793	10,818,522